Balances with Government Authorities (Details) - Schedule of Balances with Government Authorities - USD ($)	Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Current
Goods and service tax receivable	$ 4,181,146		$ 4,277,019		$ 3,962,822
Less: Impairment	(3,830,175)	[1]	(3,849,317)	[1],[2]		[2]
Balances with government authorities current	350,971		427,702		3,962,822
Non-current
Other tax receivables	4,083		18,126		51,838
Balances with government authorities non current	$ 4,083		$ 18,126		$ 248,321

[1]	During the year ended March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from substantial doubt about the utilization of the tax credits. This allowance for impairment of tax credits was determined by estimating future uses of tax credits against output Goods and Service Tax (“GST”). No impairment allowance has been recorded for the three months and six months ended September 30, 2024. As of September 30, 2024 the impairment amounts to $3,830,175 (March 31, 2024 : $3,849,317).
[2]	As of March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from unlikely utilization of the tax credits. This allowance for impairment of tax credits was determined by estimating future uses of tax credits against output Goods and Service Tax (“GST”).